Improvements to concession assets - net - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about service concession arrangements [abstract]
Improvements to concession assets	$ 16,627,346	$ 13,692,281	$ 11,505,274
Construction in-progress	12,369,898	6,568,212	5,352,578
Total amounts	$ 28,997,244	$ 20,260,493	$ 16,857,852